Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2015
Supplement [Text Block]	intnatleqidx_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Index

Effective as of the start of business on November 2, 2015, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Markets All Cap China A Transition Index (the “Transition Index”), on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees.

The board of trustees has approved the FTSE Emerging Markets All Cap China A Inclusion Index as the new target index for the Fund, replacing the FTSE Emerging Index. The board believes that the new index will result in a more comprehensive representation of the Fund’s market segment due to the addition of small-capitalization equity securities and China A-shares to its portfolio.

The Fund is expected to begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index over the next 12 months, and the current change to the Transition Index is the first of two phases. This approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the new target index. In the second phase, the Fund will begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index, which will be quota-adjusted by FTSE to take into account the quota amount allocated to foreign investors by the Chinese regulator. During both this transition phase and the final benchmark phase, the Fund will invest by sampling the index, meaning that it will hold a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Strategies” for the Emerging Markets Stock Index Fund is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the FTSE Emerging Markets All Cap China A Inclusion Index. The FTSE Emerging Markets All Cap China A Inclusion Index is a market-capitalization-weighted index that is made up of approximately 3,500 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the interim index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following text is added under the “Principal Risks” section:

• China A-shares risk, which is the chance that the Fund may not be able to access a sufficient amount of China A-shares to track its target index. China A-shares are only available to foreign investors through a quota license or the Shanghai-Hong Kong Stock Connect program.

The following replaces similar text under the “Principal Risks” section:

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

London Stock Exchange Group companies includes FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Emerging Markets All Cap China A Transition Index or the fitness or suitability of the Index for any particular purpose to which it might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.
PS 533A 112015

Vanguard Emerging Markets Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	intnatleqidx_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Index

Effective as of the start of business on November 2, 2015, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Markets All Cap China A Transition Index (the “Transition Index”), on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees.

The board of trustees has approved the FTSE Emerging Markets All Cap China A Inclusion Index as the new target index for the Fund, replacing the FTSE Emerging Index. The board believes that the new index will result in a more comprehensive representation of the Fund’s market segment due to the addition of small-capitalization equity securities and China A-shares to its portfolio.

The Fund is expected to begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index over the next 12 months, and the current change to the Transition Index is the first of two phases. This approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the new target index. In the second phase, the Fund will begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index, which will be quota-adjusted by FTSE to take into account the quota amount allocated to foreign investors by the Chinese regulator. During both this transition phase and the final benchmark phase, the Fund will invest by sampling the index, meaning that it will hold a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Strategies” for the Emerging Markets Stock Index Fund is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the FTSE Emerging Markets All Cap China A Inclusion Index. The FTSE Emerging Markets All Cap China A Inclusion Index is a market-capitalization-weighted index that is made up of approximately 3,500 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the interim index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following text is added under the “Principal Risks” section:

• China A-shares risk, which is the chance that the Fund may not be able to access a sufficient amount of China A-shares to track its target index. China A-shares are only available to foreign investors through a quota license or the Shanghai-Hong Kong Stock Connect program.

The following replaces similar text under the “Principal Risks” section:

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

London Stock Exchange Group companies includes FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Emerging Markets All Cap China A Transition Index or the fitness or suitability of the Index for any particular purpose to which it might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.
PS 533A 112015